Related Party Transactions (Details) $ in Thousands	12 Months Ended
Jan. 03, 2021 USD ($)
Related Party Transaction [Line Items]
Fees paid to related party	$ 1,700
Amounts due to related party	0
Maximum
Related Party Transaction [Line Items]
Reimbursement to related party of ancillary costs	$ 100